UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC, GP of North Run Capital, LP
Phone:     617.310.6130

Signature, Place, and Date of Signing:

     Thomas B. Ellis     Boston, Massachusetts     August 14, 2007
     Todd B. Hammer      Boston, Massachusetts     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $909,616 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108    48308   977900 SH       SOLE                   977900
ALCATEL-LUCENT                 SPONSORED ADR    013904305    60748  4339120 SH       SOLE                  4339120
ALLEGHENY ENERGY INC           COM              017361106    39866   770500 SH       SOLE                   770500
AMERIPRISE FINL INC            COM              03076C106    57213   900000 SH       SOLE                   900000
BEARINGPOINT INC               COM              074002106    64302  8796500 SH       SOLE                  8796500
BRISTOW GROUP INC              COM              110394103    69558  1403800 SH       SOLE                  1403800
ENDEAVOR ACQUISITION CORP      *W EXP 12/14/200 292577111     1893   342900 SH       SOLE                   342900
ESTERLINE TECHNOLOGIES CORP    COM              297425100    49455  1023700 SH       SOLE                  1023700
FIRST AMERN CORP CALIF         COM              318522307    24379   492500 SH       SOLE                   492500
GENTEK INC                     COM NEW          37245X203    16923   480500 SH       SOLE                   480500
HOMEBANC CORP GA               COM              43738R109     6374  5018779 SH       SOLE                  5018779
LSI CORPORATION                COM              502161102    25768  3431200 SH       SOLE                  3431200
MCDERMOTT INTL INC             COM              580037109    57491   691660 SH       SOLE                   691660
NEXCEN BRANDS INC              COM              653351106    27293  2450000 SH       SOLE                  2450000
OMNICARE INC                   COM              681904108    56986  1580300 SH       SOLE                  1580300
QUADRAMED CORP                 COM              74730W101     8210  2691873 SH       SOLE                  2691873
QUALCOMM INC                   COM              747525103    40136   925000 SH       SOLE                   925000
RELIANT ENERGY INC             COM              75952B105    58097  2155731 SH       SOLE                  2155731
REPUBLIC AWYS HLDGS INC        COM              760276105    28002  1376000 SH       SOLE                  1376000
SILICON GRAPHICS INC           COM NEW          827056300     5611   211400 SH       SOLE                   211400
SPARK NETWORKS PLC             SPONSORED ADR    846513208     3844   706700 SH       SOLE                   706700
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309     8925  1125500 SH       SOLE                  1125500
TAL INTL GROUP INC             COM              874083108    47711  1605900 SH       SOLE                  1605900
TRIMAS CORP                    COM NEW          896215209     5246   434300 SH       SOLE                   434300
UNITED RETAIL GROUP INC        COM              911380103      481    41323 SH       SOLE                    41323
VALASSIS COMMUNICATIONS INC    COM              918866104    58879  3425200 SH       SOLE                  3425200
WELLPOINT INC                  COM              94973V107    17187   215300 SH       SOLE                   215300
WINTHROP RLTY TR               SH BEN INT       976391102    20730  3000000 SH       SOLE                  3000000